Related Party Transactions - Schedule of Related Parties and their Relationships with the Company (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Mr. Bing Zhang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Chairman of the Company’s board of directors
Loans payable due to related parties	$ 1,800
Happy Starlight Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Entity controlled by Mr. Bing Zhang
Loans payable due to related parties	$ 950	$ 950
Related Party [Member]
Related Party Transaction [Line Items]
Loans payable due to related parties	2,750	2,750
Due to related party	2,753	2,753
Others [Member]
Related Party Transaction [Line Items]
Due to related party	$ 3	$ 3